Hartford Large Cap Growth ETF Investment Risks - Hartford Large Cap Growth ETF	Jul. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Growth Investing Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Style Risk – If the Sub-Adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the Sub-Adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Active Investment Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Investment Management Risk – The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Investment Risk – The Fund’s performance may be closely tied to the performance of certain sectors including information technology issuers, issuers in the consumer discretionary sector, and issuers in the communication services sector. As a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting these sectors. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruption in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs. Companies in the communication services sector may be greatly affected by technological advancements and market competition, including research and development costs, substantial capital requirements, pricing competition and government regulations. Certain communication services companies may also be susceptible to network security breaches and may be targets of hacking and potential theft of proprietary or consumer information or disruptions in service. This sector may be impacted by fluctuating market demands, as well as shifting demographics and unpredictable changes in consumer preferences.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Price Risk – The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. In addition, because liquidity in certain underlying portfolio securities may fluctuate over time, shares of the Fund may, at times, trade at a larger than normal premium or discount to NAV. In addition, to the extent certain of the Fund’s portfolio securities are trading on days or at times the Fund’s shares are not trading, bid-ask spreads and the resulting premium or discount to the NAV of the Fund’s shares may widen. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Fund’s Sub-Adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike many ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk – Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants on an agency basis (i.e., on behalf of other market participants), and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.